Stockholders' Equity (Details 1) - $ / shares		3 Months Ended	12 Months Ended
	Mar. 12, 2019	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
[Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number]			50,749	1,348,745	19,750
Weighted average life of outstanding warrants in years			4 years 4 months 24 days
Exercise price			$ 63.60	$ 105.60
2017 PIPE Warrants [Member]
[Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number]			2,500
Weighted average life of outstanding warrants in years			2 years 10 months 25 days
Exercise price		$ 276.00	$ 276.00
Warrant One [Member]
[Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number]			74,390
Weighted average life of outstanding warrants in years			4 years 7 months 6 days
Exercise price			$ 70.00
Warrant Three [Member]
[Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number]			30,523
Weighted average life of outstanding warrants in years			3 years 9 months 18 days
Exercise price			$ 70.00